Debt - Components of Interest Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 17, 2015	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amortization of deferred financing costs		$ 362	$ 385
Total interest expense		3,570	1,796
SWK Warrants 1 and 2 [Member]
Debt Instrument [Line Items]
Amortization of debt discount associated with SWK Warrants 1 and 2 (defined below)		1,663	780
SWK Warrant 2 [Member]
Debt Instrument [Line Items]
Mark to market of the additional warrant feature		59	(80)
2013 Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Write-off of debt issuance costs related to 2013 Loan and Security Agreement		282	0
Term Loan [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Interest expense on debt		658	529
Accretion of termination fees (over term of Term Loan at rate of 8%)		$ 187	$ 88
Exit fee (percent)	8.00%	8.00%	8.00%
Term Loan [Member] | Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Spread on variable rate (percent)	14.00%	15.00%	15.00%
Line of Credit [Member] | 2013 Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Interest expense on debt		$ 48	$ 94
Line of Credit [Member] | 2016 Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Interest expense on debt		$ 311	$ 0